UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21199 811-21298 Name of Fund: WCMA Treasury Fund Master Treasury LLC Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, WCMA Treasury
Fund and Master Treasury LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2008

Date of reporting period: 10/01/2007 – 12/31/2007

Item 1 – Schedule of Investments

WCMA Treasury Fund
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Beneficial
Interest	Mutual Funds	Value

$ 654,541	Master Treasury LLC	$ 710,276

	Total Investments (Cost - $710,276) - 100.0%	710,276
	Liabilities in Excess of Other Assets - (0.0%)	(168)

	Net Assets - 100.0%	$ 710,108

Master Treasury LLC
Schedule of Investments as of December 31, 2007 (Unaudited)				(in Thousands)

	Face	Interest	Maturity
Issue	Amount	Rate(s)	Date	Value

U.S. Government Obligations* - 101.5%

U.S. Treasury Bills	$ 78,170	2.535 - 3.18%	1/03/2008	$ 78,149
	75,746	2.495 - 3.925	1/10/2008	75,674
	25,000	4.162	1/17/2008	24,951
	257,815	2.361 - 3.915	1/24/2008	257,197
	153,000	3.93 - 3.95	1/31/2008	152,481
	219,105	2.92 - 3.585	2/07/2008	218,367
	221,463	3.241 - 3.43	2/14/2008	220,533
	117,100	3.39 - 3.42	2/21/2008	116,525
	243,200	3.20	2/28/2008	241,924
	50,000	3.09	3/06/2008	49,717
	100,000	2.93	3/13/2008	99,406
	35,000	2.975	3/20/2008	34,769
	50,000	3.30	4/03/2008	49,583
	35,000	3.24	6/19/2008	34,461

U.S. Treasury Notes	149,126	3.625	1/15/2008	149,129
	74,000	3.00	2/15/2008	73,994

Total Investments (Cost - $1,876,860**) - 101.5%				1,876,860
Liabilities in Excess of Other Assets - (1.5%)				(28,338)

Net Assets - 100.0%				$1,848,522

*	U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

**	Cost for federal income tax purposes.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Treasury Fund and Master Treasury LLC

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of WCMA Treasury Fund and Master Treasury LLC

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of WCMA Treasury Fund and Master Treasury LLC

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Treasury Fund and Master Treasury LLC

Date: February 21, 2008